Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Payables [Abstract]
Salary and welfare payable	$ 285,195	$ 125,426
VAT and other taxes payables	114,114	56,110
Interest payable	21,398	44,597
Deferred revenue	219,933	178,135
Other accrued expenses	54,072	90,764
Total	$ 694,712	$ 495,032